Other related party transactions	12 Months Ended
Dec. 31, 2012
Other Related Party Transactions
Other related party transactions

NXT retains as legal counsel a law firm of which one of its Directors is a partner.  In 2012, NXT incurred legal fees and share issuance costs totalling $80,550 (2011 - $52,234, 2010 - $15,219) with this firm, for which a total of $11,112 is included in accounts payable as at December 31, 2012 (December 31, 2011 - $8,719).

Accounts payable and accrued liabilities includes a total of $63,820 (2011 - $4,681) related to re-imbursement of expenses owing to persons who are Directors and Officers of NXT.

In 2011, NXT conducted a US $150,000 SFD® survey contract with a client which has a board member who is a Director of NXT.